                                                SEMIANNUAL REPORT, June 30, 1998
                                  NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                   July 31, 1998

Dear Shareholder:

    The first half of 1998 was a turbulent period for the market. First quarter returns for virtually all sectors of the market were very strong. Then in the second quarter the markets began to sag and posted relatively disappointing returns in spite of a brief rally during the last part of June. The S&P 500 refused to take a breather from its long upward climb and posted a return of 17.63% for the first six months of 1998. The same can not be said about the broader market indices such as the Russell 2000, which was up a scant 4.93%. Mid cap stocks fared slightly better with the S&P Mid Cap Index returning 8.80%. Overall the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH PORTFOLIO

                      Growth Portfolio    Russell 2000      NASDAQ Composite
2/28/98                        $10,000         $10,000               $10,000
Mar-98                         $10,500         $10,412               $10,368
Apr-98                         $10,520         $10,469               $10,553
May-98                         $10,140          $9,905               $10,047
Jun-98                         $10,440          $9,926               $10,701

The above chart indicates the return of $10,000 invested in the Growth Portfolio on February 27, 1998. As the shows by June 30, 1998, the value of the investment would have grown to $10,440, a 4.40% increase. For comparison purposes, look at how the NASDAQ Composite and the Russell 2000 performed over the same period. An investment of $10,000 in the NASDAQ Composite over the same period would have grown to 10,701, a 7.01% increase. Similarly an investment of $10,000 in the Russell 2000 over the same period would have shrank to $9,926, a (0.74)% decrease.

The above chart and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than Original Cost.

international markets fared surprisingly well with the Morgan Stanley EAFE (Europe, Australia and Far East) returning 15.10%. Naturally, the big economic news during the period was the Asian currency problems and the unknown impact of these devaluations on our own markets.

    The first half of 1998 was very favorable to U.S. large cap investors. Two contributing factors to the superior performance of the S&P 500 were, stronger than expected earnings reports and the continued inflow of capital from domestic investors. These investors have tended to invest in well-recognized companies such as those in the S&P 500. Growth strategies were clearly in favor during the period as evidenced by the Russell 1000 Growth Index return of 20.38% versus the Russell 1000 Value Index return of 12.16%.

    The first half of 1998 has been highlighted by the continued under-performance of the small-cap sector. Despite superior fundamental valuations and stronger relative price to earnings (p/e) ratios, the small cap sector continues to be plagued by a serious lack of liquidity. Without the required liquidity and rising trading volume to drive these stocks higher, investors continue to turn towards large cap stocks and index funds with their investment dollars. The period was characterized by very narrow market leadership, which of course, consisted of primarily the mega-cap stocks. According to Ned Davis Research, there has not been a period (going back to 1980) where so few stocks (only 29%) have outperformed the S&P 500. Relative valuation levels have only been this low on two occasions over the past 20 years; 1987 and 1990. On both occasions, these sectors of the market rallied strongly. Earnings strength also favors small and mid cap stocks. These sectors of the market have exhibited stronger earnings growth than the large cap stocks for six consecutive quarters. This combination of historic low relative valuations and relative earnings strength has led to dramatic gains in the past, and this cycle should prove to be no different.

    The recent U.S. economic slowdown to 1.4% annual growth in the second quarter down from 5.5% annual growth in the first quarter caught many economists by surprise. However, the slowdown is not as bad as it may appear, since the first quarter's economic growth was unquestionably artificially distorted upward by the mild winter weather that bolstered housing and consumer spending patterns relative to the same period one year earlier. Furthermore, much of the slowdown in the second quarter is attributable to inventory reduction, which reduced second quarter growth by 2.3%. In other words, had inventories held steady, the U.S. economy would have had 3.7% annual growth in the second quarter. The consumer continues to carry the entire U.S. economy. Although consumer spending slowed down in June, it reaccelerated in July, which is a very good omen for economic growth in the third quarter. As long as retail sales and housing sales remain strong, the U.S. economy will continue to experience healthy economic growth.

    Outside of the U.S. things are not so bright. There is no doubt that many economies, such as in Canada, have slowed down due to the Asian crisis. The bottom line is that when Asia got sick, many other economies caught a cold. The manufacturing sector within the U.S. has also slowed precipitously, especially for those companies that export internationally. Over 40% of U.S. manufacturers that export recently reported that demand is declining, compared to less than 10% that reported declining export demand several months ago. Despite the slowdown in the U.S. manufacturing sector, the primary reason that the U.S. economy appears largely immune to the Asian crisis is that the U.S. consumer is too busy spending money to worry about the Asian crisis. In fact, now that the prices of many popular Asian imported goods are cheaper, U.S. consumers will likely continue spending! Overall, we expect that the consumer will continue to carry the U.S. economy and that predominately consumer-related stocks will prosper.

    With interest rates still remaining extremely favorable, and signs of inflation non-existent, the long-term market outlook remains positive. The short-term picture is not quite as clear. For the second half of the year, we should continue to see a volatile equity environment. With the effect of any future Asian currency devaluations on the U.S. economy unknown, the stocks of large multi-national companies will struggle to post any further gains. The fundamental picture still favors small and mid-cap stocks outperforming the general market. As the fourth quarter nears, many vacationers will return to the equity markets and inject the needed liquidity into the mid-cap and small-cap sectors, driving valuations back in line towards historic norms.

    Please call our new Navellier Marketline for the latest fund prices and weekly market commentary at (800) 730-9005 and look for our new website at www.navellier.com.

    Once again, thank you for allowing us to manage some of your assets. We are strongly committed to our shareholders and promise to make every effort to maintain our high performance standards. As always, please feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

       [SIGNATURE]                              [SIGNATURE]
LOUIS G. NAVELLIER                              ALAN ALPERS

    THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER VARIABLE INSURANCE SERIES FUND PROSPECTUS.

    * THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX CONSISTING OF THE SMALLEST 2000 STOCKS IN THE RUSSELL 3000 INDEX. THE S&P 500 IS AN UNMANAGED INDEX CONSISTING OF 500 LARGE CAP STOCKS. IT IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. THE RUSSELL 1000 GROWTH INDEX CONSISTS OF THE 1000 LARGEST GROWTH STOCKS AND THE RUSSELL 1000 VALUE INDEX CONSISTS OF THE 1000 LARGEST VALUE STOCKS. THE S&P MID CAP INDEX CONSISTS OF 400 MID CAP STOCKS. THESE INDEXES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 81.7%
ADVERTISING -- 1.0%
      30  Valassis Communications, Inc.*                 $1,157
                                                    ------------
AEROSPACE -- 1.6%
      40  Cordant Technologies, Inc.                      1,845
                                                    ------------
AIR FREIGHT AND DELIVERY SERVICES -- 3.4%
     110  Airborne Freight Corp.                          3,843
                                                    ------------
AIRLINES -- 4.9%
      30  Alaska Air Goup, Inc.*                          1,638
      50  US Airways Group, Inc.*                         3,962
                                                    ------------
                                                          5,600
                                                    ------------
BUILDING MATERIALS -- 4.4%
      40  Martin Marietta Materials, Inc.                 1,800
      30  Southdown, Inc.                                 2,141
      10  Vulcan Materials Co.                            1,067
                                                    ------------
                                                          5,008
                                                    ------------
CASINO AND GAMBLING -- 0.6%
      40  Radica Games Ltd.*                                675
                                                    ------------
CATALOG AND SPECIALTY DISTRIBUTION -- 1.2%
      40  Fingerhut Companies, Inc.                       1,320
                                                    ------------
COMMERCIAL SERVICES -- 0.7%
      30  Computer Learning Centers*                        747
                                                    ------------
COMPUTER AND VIDEO CHAINS -- 2.5%
      80  Best Buy, Inc.*                                 2,890
                                                    ------------
COMPUTERS -- 3.2%
      40  Dell Computer Corp.*                            3,713
                                                    ------------
COMPUTER SOFTWARE -- 2.7%
      60  Compuware Corp.*                                3,067
                                                    ------------
CONSTRUCTION/AGRICULTURAL EQUIPMENT -- 3.1%
      70  Navistar International Corp.*                   2,021
      30  PACCAR, Inc.                                    1,567
                                                    ------------
                                                          3,588
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
DISCOUNT STORES -- 1.6%
      70  Ames Department Stores*                        $1,842
                                                    ------------
EDP SERVICES -- 4.8%
      60  Keane, Inc.*                                    3,360
      80  Systems & Computer Tech.*                       2,160
                                                    ------------
                                                          5,520
                                                    ------------
ELECTRIC UTILITIES -- 1.7%
      50  Western Resources, Inc.                         1,941
                                                    ------------
ELECTRICAL PRODUCTS -- 0.7%
      20  Kuhlman Corp.                                     791
                                                    ------------
FLUID CONTROLS -- 1.7%
      50  Parker Hannifin Corp.                           1,906
                                                    ------------
FOOD AND VITAMIN SUPPLEMENTS -- 3.9%
      30  Dean Foods Co.                                  1,648
      90  General Nutrition Co., Inc.*                    2,801
                                                    ------------
                                                          4,449
                                                    ------------
HEALTHCARE -- 7.5%
      40  Bindley Western Industries, Inc.                1,320
      30  Cooper Companies*                               1,093
      30  Guidant Corp.                                   2,139
      80  Lincare Holdings, Inc.*                         3,365
      40  Osteotech, Inc.*                                  710
                                                    ------------
                                                          8,627
                                                    ------------
HOMEBUILDING -- 1.0%
      40  Lennar Corp.                                    1,180
                                                    ------------
HOTELS AND RESORTS -- 2.1%
      30  Royal Caribbean Cruises Ltd.                    2,385
                                                    ------------

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE -- 8.6%
      90  Ace Ltd.                                       $3,510
      60  Cincinnati Financial Corp.                      2,302
      20  Exel Ltd.                                       1,556
      30  Fidelity National Financial, Inc.               1,194
      30  Harleysville Group, Inc.                          623
      40  Presidential Life Corp.                           855
                                                    ------------
                                                         10,040
                                                    ------------
OFFICE EQUIPMENT AND SUPPLIES -- 3.0%
     140  Herman Miller, Inc.                             3,404
                                                    ------------
PUBLISHING -- 5.7%
      40  Gannett, Inc.                                   2,843
      20  McGraw Hill Companies, Inc.                     1,631
      30  Tribune Co.                                     2,065
                                                    ------------
                                                          6,539
                                                    ------------
SAVINGS AND LOAN ASSOCIATIONS -- 3.3%
     100  Greenpoint Financial Corp.                      3,763
                                                    ------------
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------

SEMICONDUCTOR AND EQUIPMENT -- 1.5%
      40  Dallas Semiconductor                      $     1,240
      40  Reliability, Inc.*                                460
                                                    ------------
                                                          1,700
                                                    ------------
SOFT DRINK -- 1.1%
      20  Cadbury Schweppes PLC                           1,232
                                                    ------------
TELECOMMUNICATIONS -- 4.2%
      45  Century Telephone Enterprises                   2,064
      60  Tekelec*                                        2,685
                                                    ------------
                                                          4,749
                                                    ------------
TOTAL COMMON STOCK
 (COST $89,066)                                          93,521
                                                    ------------
MONEY MARKET FUND -- 18.3%
  20,879  Fund for Government Investors
            (Cost $20,879)                               20,879
                                                    ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $109,945)                                    $   114,400
                                                    ------------
                                                    ------------

--------------------------

(*) NON-INCOME PRODUCING

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                                                                                          GROWTH
                                                                                                         PORTFOLIO
                                                                                                         ---------
ASSETS
  Securities at Value (Note 1) (Cost $109,945).........................................................  $ 114,400
  Dividends Receivable.................................................................................         63
  Interest Receivable..................................................................................         75
  Unamortized Organizational Costs (Note 1)............................................................     16,352
                                                                                                         ---------
    Total Assets.......................................................................................    130,890
                                                                                                         ---------
LIABILITIES
  Investment Advisory Fee Payable (Note 2).............................................................         78
  Administrative Fee Payable (Note 2)..................................................................         24
  Other Payables and Accrued Expenses..................................................................         36
  Organizational Expenses Payable to Adviser (Note 1)..................................................     16,352
                                                                                                         ---------
    Total Liabilities..................................................................................     16,490
                                                                                                         ---------
NET ASSETS.............................................................................................  $ 114,400
                                                                                                         ---------
                                                                                                         ---------
SHARES OUTSTANDING.....................................................................................     10,959
                                                                                                         ---------
                                                                                                         ---------
NET ASSET VALUE PER SHARE..............................................................................     $10.44
                                                                                                         ---------
                                                                                                         ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

                                                                                                           GROWTH
                                                                                                          PORTFOLIO
                                                                                                         -----------
INVESTMENT INCOME
  Interest (Note 1)....................................................................................   $     236
  Dividends (Note 1)...................................................................................         236
                                                                                                         -----------
    Total Investment Income............................................................................         472
                                                                                                         -----------
EXPENSES
  Investment Advisory Fee (Note 2).....................................................................         298
  Administrative Fee (Note 2)..........................................................................          89
  Transfer Agent and Custodian Fee (Note 3)............................................................       1,690
  Directors' Fees......................................................................................       4,500
  Organizational Expense (Note 1)......................................................................       1,168
                                                                                                         -----------
    Total Expenses.....................................................................................       7,745
    Less Expenses Reimbursed by Investment Adviser (Note 2)............................................      (7,219)
                                                                                                         -----------
      Net Expenses.....................................................................................         526
                                                                                                         -----------
NET INVESTMENT LOSS....................................................................................         (54)
                                                                                                         -----------
Net Change in Unrealized Appreciation of Investments...................................................       4,455
                                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................................      $4,401
                                                                                                         -----------
                                                                                                         -----------

*FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

                                             GROWTH
                                            PORTFOLIO
                                          -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $         (54)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments.......          4,455
                                          -------------
  Net Increase in Net Assets Resulting
    from Operations.....................          4,401
                                          -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Total Distributions to Shareholders...             --
                                          -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....        109,999
                                          -------------
    TOTAL INCREASE IN NET ASSETS........        114,400
NET ASSETS -- Beginning of Period.......             --
                                          -------------
NET ASSETS -- End of Period.............  $     114,400
                                          -------------
                                          -------------
SHARES
  Sold..................................         10,959
                                          -------------
                                          -------------

 *FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

                                               GROWTH
                                             PORTFOLIO
                                          ----------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $ 10.00
                                                ------
  Income from Investment Operations:
    Net Realized and Unrealized Gains on
     Investments........................          0.44
                                                ------
  Distributions to Shareholders:
    Total Distributions to
     Shareholders.......................            --
                                                ------
  Net Increase in Net Asset Value.......          0.44
                                                ------
  Net Asset Value -- End of Period......       $ 10.44
                                                ------
                                                ------

TOTAL INVESTMENT RETURN(A)..............          4.40%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.50%(B)
  Expenses Before Reimbursement (Note
    2)..................................         22.07%(B)
  Net Investment Loss...................         (0.15)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            --
  Net Assets at End of Period (000's
    omitted)............................          $114
  Number of Shares Outstanding at End of
    Period (000's omitted)..............            11

--------------------------------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

1. Significant Accounting Policies

    The Navellier Variable Insurance Series Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company authorized to issue multiple series of shares, each representing a portfolio of investments. The Fund currently has authorized one series, the Navellier Growth Portfolio (the "Growth Portfolio"), a diversified open-end management investment company. The Fund was established as a Maryland corporation organized on February 28, 1997. The Fund is authorized to issue 500,000,000 shares of capital stock with no stated par value of the Growth Portfolio. The Fund's shares are offered only to (a) insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies and (b) tax-qualified pension and retirement plans ("Qualified Plans"), including participant-directed Qualified Plans which elect to make the Fund available as investment options for Qualified Plan participants. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith. The Directors will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Growth Portfolio totaling $17,520 are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1998, unamortized organization costs of the Growth Portfolio were $16,352.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier & Associates, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.85% of the daily net assets of the Growth Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and director of the Fund is also an officer and director of the Adviser.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
------------------------------------------------------------------

    Under an agreement between the Fund and the Adviser, the Adviser has agreed to waive its advisory fee and, or reimburse expenses until the total portfolio operating expenses are at or below 1.50%. This agreement is subject to termination at any time without notice to shareholders after the expiration of the twelve months from the date shares of the Growth Portfolio are first offered to the public.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and director of the Fund is also an officer and director of the Distributor.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Directors.

4. Securities Transactions

    For the six months ended June 30, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                          GROWTH
                                                                                                         PORTFOLIO
                                                                                                        -----------
Purchases.............................................................................................   $  89,066
                                                                                                        -----------
                                                                                                        -----------
Sales.................................................................................................   $      --
                                                                                                        -----------
                                                                                                        -----------

5. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation as of June 30, 1998, based on the cost for Federal income tax purposes is as follows:

                                                                                                        GROWTH
                                                                                                       PORTFOLIO
                                                                                                       ---------
Gross Unrealized Appreciation........................................................................  $   9,522
Gross Unrealized Depreciation........................................................................     (5,067)
                                                                                                       ---------
Net Unrealized Appreciation..........................................................................  $   4,455
                                                                                                       ---------
                                                                                                       ---------
Cost of Investments for Federal Income Tax Purposes..................................................  $ 109,945
                                                                                                       ---------
                                                                                                       ---------

6. Net Assets

    At June 30, 1998, net assets consisted of the following:

                                                                                                        GROWTH
                                                                                                       PORTFOLIO
                                                                                                       ---------
Paid-in-Capital......................................................................................  $ 109,999
Undistributed Net Investment Loss....................................................................        (54)
Net Unrealized Appreciation of Investments...........................................................      4,455
                                                                                                       ---------
NET ASSETS...........................................................................................  $ 114,400
                                                                                                       ---------
                                                                                                       ---------